Total
Putnam Short Duration Bond Fund
Shareholder Fees	Putnam Short Duration Bond Fund Class A
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1],[2]
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	For purchases on or after January 1, 2021, this percentage will be 0.75%.